Derivative Warrant Liabilities - Unsecured Convertible Note Warrants - Additional Information (Details) $ / shares in Units, $ in Millions		2 Months Ended	6 Months Ended
	Jun. 05, 2020 $ / shares	Dec. 31, 2020 shares	Dec. 31, 2020 CAD ($) shares $ / shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Issuance of common shares		296,700,000
Warrants outstanding		2,080,000	2,080,000
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants description	The Unsecured Convertible Notes Warrants were issued on June 5, 2020, are immediately exercisable, and expire 42 months from the date that the underlying common shares become freely tradeable, which was July 16, 2020.
Warrants expiration period	42 months
Weighted average exercise price of warrants | $ / shares	$ 0.1766		$ 0.1766
Warrants exercised			14,000,000
Weighted average exercise price of warrants | $ / shares	0.1766		$ 0.1766
Issuance of common shares			14,000,000
Gross proceeds from exercise of warrants | $			$ 3.2
Warrants outstanding		500,000	500,000
Unsecured Convertible Notes Warrants | Bottom of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Weighted average price of common shares | $ / shares	$ 2.8014